Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net revenue	$ 1,974	$ 1,932	$ 8,516	$ 8,268	$ 7,813
Cost of goods sold	1,252	1,230	5,419	5,278	5,008
Gross profit	722	702	3,097	2,990	2,805
Operating expenses:
Operating	173	175	715	744	701
Selling, general and administrative, including stock-based compensation	155	142	588	535	449
Depreciation	30	31	126	135	128
Amortization of intangible assets	104	96	400	439	395
Operating expenses	462	444	1,829	1,853	1,673
Operating income	260	258	1,268	1,137	1,132
Other income (expense):
(Loss) gain on investments	1	0	(4)	(2)	105
Gain on financial instruments	12	11	48	50	40
Interest expense	(63)	(55)	(235)	(231)	(415)
Interest income	0	1	2	2	2
Foreign currency (loss) gain	(1)	6	2	(2)	(8)
Other					(23)
Nonoperating income (expense)	(92)	(37)	(187)	(183)	(299)
Income before income taxes	168	221	1,081	954	833
Income tax expense	(62)	(82)	(394)	(342)	(282)
Net income	106	139	687	612	551
Less net income attributable to the noncontrolling interest	(12)	(14)	(63)	(52)	(47)
Net income attributable to QVC, Inc. shareholder	$ 94	$ 125	$ 624	$ 560	$ 504